Cover	Jan. 26, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 1, 2023, Applied UV, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”) to report among other things the closing of two acquisitions, which was subsequently amended on February 2, 2023 to change the date of the earliest event reported on the cove page of the Initial 8-K. On February 13, 2023, the Initial 8-K was further amended by Amendment No. 2 thereto (“Amendment No. 2”) which included the information required by Item 9.01(a) and specified that the pro forma financial information required by Item 9.01(b) would be subsequently filed. . This Amendment No. 3 to the Initial 8-K provides the pro forma financial information required by Item 9.01(b).
Document Period End Date	Jan. 26, 2023
Entity File Number	001-39480
Entity Registrant Name	APPLIED UV, INC.
Entity Central Index Key	0001811109
Entity Tax Identification Number	84-4373308
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 N. Macquesten Parkway
Entity Address, City or Town	Mount Vernon
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10550
City Area Code	(914)
Local Phone Number	665-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AUVI
Security Exchange Name	NASDAQ
10.5% Series A Cumulative Perpetual Preferred Stock, par value $0.0001 per share
Title of 12(b) Security	10.5% Series A Cumulative Perpetual Preferred Stock, par value $0.0001 per share
Trading Symbol	AUVIP
Security Exchange Name	NASDAQ